Note 14 - Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Non-current portion	$ 4,723	$ 2,081
Current portion	3,112	11,427
Total lease liabilities and other loans	7,836	13,508
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current portion	4,723	1,925
Current portion	2,840	3,449
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	0	155
Current portion	146	7,784
Other loans [member]
Statement Line Items [Line Items]
Current portion	$ 126	$ 194